Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
SECURITIES
SECURITIES

6. SECURITIES

The amortized cost and fair value of securities as of the dates set forth were as follows:

	March 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)

Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$55,049	$78	$(5)	$55,122
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	94,716	2,445	(28)	97,133
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	27,893	72	(182)	27,783
Total	$177,658	$2,595	$(215)	$180,038

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$15,650	$493	$(83)	$16,060
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	32,347	137	(182)	32,302
Total	$47,997	$630	$(265)	$48,362

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)

Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$57,108	$21	$(85)	$57,044
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	100,002	2,022	(108)	101,916
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	28,821	74	(290)	28,605
Total	$185,931	$2,117	$(483)	$187,565

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$16,823	$485	$(123)	$17,185
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	33,890	87	(437)	33,540
Total	$50,713	$572	$(560)	$50,725

Expected maturities of securities will differ from contractual maturities because the underlying borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The following table sets forth, as of the date indicated, contractual maturities of securities:

	March 31, 2015
	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in thousands)

Due in one year or less	$15,023	$15,037	$-	$-
Due after one year through five years	40,026	40,085	-	-
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	94,716	97,133	15,650	16,060
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	27,893	27,783	32,347	32,302
Total	$177,658	$180,038	$47,997	$48,362

There were no sales of securities during the three months ended March 31, 2015 or 2014.

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The investment securities portfolio is evaluated for OTTI by segregating the portfolio into two general segments and applying the appropriate OTTI model. Investment securities classified as available-for-sale or held-to-maturity are evaluated for OTTI under ASC 320, Investments—Debt and Equity Securities.

In determining OTTI, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the entity has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the other-than-temporary impairment recognized in earnings depends on whether an entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss.

As of March 31, 2015, the Company does not intend to sell any debt securities classified as held-to-maturity and management believes that the Company more likely than not will not be required to sell any debt securities that are in a loss position before their anticipated recovery, at which time the Company will receive full value for the securities. Furthermore, as of March 31, 2015, management does not have the intent to sell any of its securities classified as available-for-sale that are in a loss position and believes that it is more likely than not that the Company will not have to sell any such securities before a recovery of cost. The unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased. The fair value is expected to recover as the securities approach their maturity date or repricing date or if market yields for such investments decline. Management does not believe any of the securities are impaired due to reasons of credit quality. Accordingly, as of March 31, 2015, management believes any impairment in the Company’s securities is temporary and no impairment loss has been realized in the Company’s consolidated statements of income.

Declines in the fair value of individual securities below their cost that are other-than-temporary would result in writedowns, as a realized loss, to their fair value. In evaluating other-than-temporary impairment losses, management considers several factors including the severity and the duration that the fair value has been less than cost, the credit quality of the issuer, and whether it is more likely than not that the Company will be required to sell the security before a recovery in value. The Company has not realized any losses due to other-than-temporary impairment of securities as of March 31, 2015.

Securities with unrealized losses segregated by length of continuous unrealized loss position as of the dates set forth were as follows:

	March 31, 2015
	Less than 12 Months			More than 12 Months
	Amortized Cost	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)

Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$7,003	$(5)	$6,998	$-	$-	$-
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	7,438	(28)	7,410	-	-	-
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	3,396	(7)	3,389	7,642	(175)	7,467
Total	$17,837	$(40)	$17,797	$7,642	$(175)	$7,467

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$1,714	$(23)	$1,691	$2,631	$(60)	$2,571
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	6,968	(15)	6,953	10,431	(167)	10,264
Total	$8,682	$(38)	$8,644	$13,062	$(227)	$12,835

	December 31, 2014
	Less than 12 Months			More than 12 Months
	Amortized Cost	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)

Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$37,049	$(85)	$36,964	$-	$-	$-
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	20,403	(53)	20,350	4,440	(56)	4,384
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	3,514	-	3,514	12,559	(289)	12,270
Total	$60,966	$(138)	$60,828	$16,999	$(345)	$16,654

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$-	$-	$-	$4,564	$(122)	$4,442
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	12,414	(92)	12,322	13,988	(346)	13,642
Total	$12,414	$(92)	$12,322	$18,552	$(468)	$18,084

At March 31, 2015 and December 31, 2014, there were fifteen securities and twelve securities, respectively, in an unrealized loss position for more than 12 months.

The Company did not own securities of any one issuer (other than the U.S. government and its agencies or sponsored enterprises) for which the aggregate adjusted cost exceeds 10% of the consolidated shareholders’ equity at March 31, 2015 or December 31, 2014.

Securities with an amortized cost of $17.1 million and $17.7 million and fair value of $17.3 million and $17.9 million were pledged and available to be sold under repurchase agreements at March 31, 2015 and December 31, 2014, respectively. Securities with an amortized cost of $56.5 million and $55.0 million and fair value of $56.6 million and $54.8 million were pledged to various Federal Reserve Districts related to deposits of bankruptcy trustees at March 31, 2015 and December 31, 2014, respectively. In addition, securities with an amortized cost of $616 thousand and $669 thousand and fair value of $648 thousand and $701 thousand were pledged as collateral for the Company’s derivative instruments at March 31, 2015 and December 31, 2014, respectively.

5. SECURITIES

        The amortized cost and fair value of securities as of the dates set forth were as follows:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$57,108	$21	$(85)	$57,044
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	100,002	2,022	(108)	101,916
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	28,821	74	(290)	28,605

Total	$185,931	$2,117	$(483)	$187,565

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$16,823	$485	$(123)	$17,185
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	33,890	87	(437)	33,540

Total	$50,713	$572	$(560)	$50,725

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$45,168	$38	$(95)	$45,111
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	121,042	1,282	(934)	121,390
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	32,223	42	(529)	31,736

Total	$198,433	$1,362	$(1,558)	$198,237

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$16,788	$409	$(528)	$16,669
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	40,490	135	(706)	39,919

Total	$57,278	$544	$(1,234)	$56,588

        Expected maturities of securities will differ from contractual maturities because the underlying borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The following table sets forth, as of the date indicated, contractual maturities of securities:

	December 31, 2014
	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in thousands)
Due in one year or less	$15,046	$15,058	$—	$—
Due after one year through five years	42,062	41,986	—	—

	57,108	57,044	—	—
Mortgage-backed securities and collateralized mortgage obligations	128,823	130,521	50,713	50,725

Total	$185,931	$187,565	$50,713	$50,725

        Proceeds from sales of securities classified as available-for-sale of $19.2 million were received during the years ended December 31, 2014. Immediately following the SharePlus acquisition, the acquired securities were sold at acquired market value, which resulted in no gain or loss.

        Proceeds from sales of securities classified as available-for-sale of $6.7 million and $39.2 million were received during the years ended December 31, 2013 and 2012, respectively. Net realized losses of $7 thousand were recorded as a result of these sales for the year ended December 31, 2013, which is comprised of $110 thousand in gross realized losses offset by $103 thousand in gross realized gains. Gross realized gains of $950 thousand were recorded as a result of these sales for the year ended December 31, 2012.

        Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. The investment securities portfolio is evaluated for OTTI by segregating the portfolio into two general segments and applying the appropriate OTTI model. Investment securities classified as available-for-sale or held-to-maturity are evaluated for OTTI under ASC 320, Investments—Debt and Equity Securities.

        In determining OTTI, management considers many factors, including: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the entity has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

        When OTTI occurs, the amount of the other-than-temporary impairment recognized in earnings depends on whether an entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss.

        As of December 31, 2014, Green does not intend to sell any debt securities classified as held-to-maturity and management believes that Green more likely than not will not be required to sell any debt securities that are in a loss position before their anticipated recovery, at which time Green will receive full value for the securities. Furthermore, as of December 31, 2014, management does not have the intent to sell any of its securities classified as available-for-sale that are in a loss position and believes that it is more likely than not that Green will not have to sell any such securities before a recovery of cost. The unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased. The fair value is expected to recover as the securities approach their maturity date or repricing date or if market yields for such investments decline. Management does not believe any of the securities are impaired due to reasons of credit quality. Accordingly, as of December 31, 2014, management believes any impairment in Green's securities is temporary and no impairment loss has been realized in Green's consolidated statements of income.

        Declines in the fair value of individual securities below their cost that are other-than-temporary would result in writedowns, as a realized loss, to their fair value. In evaluating other-than-temporary impairment losses, management considers several factors including the severity and the duration that the fair value has been less than cost, the credit quality of the issuer, and whether it is more likely than not that Green will be required to sell the security before a recovery in value. Green has not realized any losses due to other-than-temporary impairment of securities as of December 31, 2014.

        Securities with unrealized losses segregated by length of continuous unrealized loss position as of the dates set forth were as follows:

	December 31, 2014
	Less than 12 Months			More than 12 Months
	Amortized Cost	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$37,049	$(85)	$36,964	$—	$—	$—
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	20,403	(53)	20,350	4,440	(56)	4,384
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	3,514	—	3,514	12,559	(289)	12,270

Total	$60,966	$(138)	$60,828	$16,999	$(345)	$16,654

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$—	$—	$—	$4,564	$(122)	$4,442
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	12,414	(92)	12,322	13,988	(346)	13,642

Total	$12,414	$(92)	$12,322	$18,552	$(468)	$18,084

	December 31, 2013
	Less than 12 Months			More than 12 Months
	Amortized Cost	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Available-for-sale:
Obligations of the U.S. Treasury and other U.S. government agencies or sponsored enterprises	$25,008	$(95)	$24,913	$—	$—	$—
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	51,576	(934)	50,642	—	—	—
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	18,447	(215)	18,232	4,481	(314)	4,167

Total	$95,031	$(1,244)	$93,787	$4,481	$(314)	$4,167

Held-to-maturity:
Mortgage-backed securities issued by U.S. government agencies or sponsored enterprises	$6,033	$(429)	$5,604	$1,022	$(99)	$923
Collateralized mortgage obligations issued by U.S. government agencies or sponsored enterprises	23,060	(706)	22,354	—	—	—

Total	$29,093	$(1,135)	$27,958	$1,022	$(99)	$923

        The average loss on securities in an unrealized loss position was 0.96% and 1.92% of the amortized cost basis at December 31, 2014 and 2013, respectively. There were twelve and two securities in an unrealized loss position of greater than 12 months at December 31, 2014 and 2013, respectively.

        Green did not own securities of any one issuer (other than the U.S. government and its agencies or sponsored enterprises) for which the aggregate adjusted cost exceeds 10% of the consolidated shareholders' equity at December 31, 2014 or 2013.

        Securities with an amortized cost of $17.7 million and $10.3 million and fair value of $17.9 million and $10.5 million were pledged and available to be sold under repurchase agreements at December 31, 2014 and 2013, respectively. Securities with an amortized cost of $55.0 million and $38.2 million and fair value of $54.8 million and $37.5 million were pledged to various Federal Reserve districts related to deposits of bankruptcy trustees at December 31, 2014 and 2013, respectively. In addition, securities with an amortized cost of $669 thousand and $895 thousand and fair value of $701 thousand and $929 thousand were pledged as collateral for Green's derivative instruments at December 31, 2014 and 2013, respectively.